Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities

The following table shows operating lease ROU assets and operating lease liabilities, and the associated financial statement line items as of June 30:

	2025	2024
Assets
Operating lease right-of-use assets, net	$1,001,610	$91,388

Liabilities
Operating lease liabilities - related parties, current	$7,239	$85,626
Operating lease liabilities, current	$739,105	$—
Operating lease liabilities - related parties, non-current	$—	$7,276
Operating lease liabilities, non-current	$262,612	$—

Weighted average remaining lease term (in years)	1.38	1.08
Weighted average discount rate (%)	4.82	3.63

Schedule of Operating Lease Activities

Information relating to operating lease activities during the years ended June 30, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities, related parties	$—	$168,500	$—
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$1,112,210	$—	$—
Operating lease right-of-use assets, obtained in acquisition of a subsidiary	$557,270	$—	$—

Operating lease expenses
Amortization of right-of-use assets	$786,722	$84,313	$84,795
Interest of lease liabilities – related parties	1,959	4,479	1,482
Interest of lease liabilities	36,852	—	—
Total operating lease expenses	$825,533	$88,792	$86,277

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

For the year ending June 30,	Year ended June 30, 2025
2026	$799,471
2027	267,808
Total lease payments	$1,067,279
Less: imputed interest	(58,323)
Total	$1,008,956